Shareholder Report, Holdings (Details) - C000101704 [Member]	Mar. 31, 2025
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%